6. Bonds and Securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Bonds and securities	R$ 344,296	R$ 219,663
Bonds and securities, current	124,862	1,341
Bonds and securities, noncurrent	219,434	218,322
Quotas in Funds
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Bonds and securities	R$ 286,856	114,732
Index	CDI
Bank Deposit Certificates - CDB
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Bonds and securities	R$ 50,629	57,192
Index	95.0% to 101% of CDI
Committed Operation
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Bonds and securities	R$ 6,116	47,052
Index	96.5% to 98% of CDI
Financial Treasury Bonds - LFT
DisclosureOfBondsAndSecuritiesLineItems [Line Items]
Bonds and securities	R$ 696	R$ 687
Index	Selic